Average Annual Total Returns{- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Energy Fund	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	(36.60%)	(7.62%)	(5.43%)	(37.07%)	(7.94%)	(5.88%)	(21.32%)	(5.50%)	(3.69%)	(35.24%)	(7.43%)	(5.44%)	(33.88%)	(7.20%)	(5.57%)	(32.50%)	(6.24%)	(4.59%)	(32.37%)		(25.47%)	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	(33.03%)	(5.75%)	(3.62%)

[1]	(a)Since inception October 2, 2018.